Other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Schedule of other reserves

	2024 £m	2023 £m	2022 £m
Merger reserve[1]	6,348	6,348	6,348
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(249)	(322)	(393)
Cash flow hedging reserve	(3,568)	(3,554)	(5,168)
Foreign currency translation reserve	(142)	(77)	(44)
At 31 December	2,389	2,395	743
1There has been no movements in this reserve in 2024, 2023 or 2022.

Schedule of revaluation reserve in respect of debt securities

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2024 £m	2023 £m	2022 £m
At 1 January	(322)	(393)	(362)
Change in fair value	(52)	(41)	(132)
Deferred tax	14	11	34
Current tax	1	1	8
	(37)	(29)	(90)
Income statement transfers in respect of disposals (note 8)	157	140	76
Deferred tax	(44)	(38)	(23)
	113	102	53
Impairment recognised in the income statement	(3)	(2)	6
At 31 December	(249)	(322)	(393)

Schedule of revaluation reserve in respect of equity shares

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2024 £m	2023 £m	2022 £m
At 1 January	–	–	–
Change in fair value	–	–	–
Deferred tax	–	–	(1)
	–	–	(1)
Realised gains and losses transferred to retained profits	–	–	–
Deferred tax	–	–	1
	–	–	1
At 31 December	–	–	–

Movement in reserves

Cash flow hedging reserve	2024 £m	2023 £m	2022 £m
At 1 January	(3,554)	(5,168)	(451)
Change in fair value of hedging derivatives	(2,317)	725	(6,520)
Deferred tax	649	(207)	1,803
	(1,668)	518	(4,717)
Net income statement transfers	2,297	1,517	(1)
Deferred tax	(643)	(421)	1
	1,654	1,096	–
At 31 December	(3,568)	(3,554)	(5,168)

Foreign currency translation reserve	2024 £m	2023 £m	2022 £m
At 1 January	(77)	(44)	(135)
Currency translation differences arising in the year	(65)	(33)	91
At 31 December	(142)	(77)	(44)